NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of net operating revenue [line items]
Update revenue - RBSE	R$ 763,016	R$ 686,179	R$ 962,516
Other revenues	768,764	869,183	1,041,317
Gross operating and other revenue	33,686,699	30,876,092	33,711,459
(-) Operational Revenue Deductions
(-) ICMS	(926,475)	(431,850)	(358,127)
(-) PASEP and COFINS	(3,253,511)	(3,079,004)	(2,520,542)
(-) Sector charges	(1,771,906)	(1,583,049)	(1,382,248)
(-) Other deductions (including ISS)	(9,280)	(9,884)	(9,210)
Total deduction from operating revenue	(5,961,172)	(5,103,787)	(4,270,127)
NET OPERATING REVENUE	27,725,527	25,772,305	29,441,332
Generation
Disclosure of disaggregation of net operating revenue [line items]
Supply	15,870,784	13,268,869	15,932,406
Provision	2,282,200	2,319,857	2,554,279
CCEE	1,353,218	1,296,526	1,006,114
Operation and maintenance revenue	3,549,019	2,708,451	2,198,347
Construction revenue	49,353	34,295	52,836
Itaipu repayment	269,432	511,079	626,135
Total gross revenue	23,374,006	20,139,077	22,370,117
Transmission
Disclosure of disaggregation of net operating revenue [line items]
Operation and maintenance revenue	4,156,349	4,083,956	3,319,935
Construction revenue	521,348	678,408	917,447
Contractual revenue - Transfer	793,239	643,208	1,139,816
Update revenue - RBSE	4,072,993	4,462,260	4,922,827
Total gross revenue	R$ 9,543,929	R$ 9,867,832	R$ 10,300,025